Fair Value Measurements - Narrative (Details) - Separate Accounts	Dec. 31, 2021	Dec. 31, 2020
Hedge Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Restriction, Percentage	40.00%	43.00%
Private Equity Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Restriction, Percentage	0.00%	0.00%